TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade, Other Receivables and Other Assets by Type

	US Dollars
Figures in millions	2020	2019	2018

Non-current
Deferred compensation asset	28	—	—
Prepayments	12	15	18
Recoverable tax, rebates, levies and duties	195	107	84
	235	122	102

Current
Trade and loan receivables	56	47	33
Prepayments	56	61	42
Recoverable tax, rebates, levies and duties (1)	100	130	116
Other receivables	17	12	18
	229	250	209

Total trade, other receivables and other assets	464	372	311

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Africa Region segment. These values are summarised as follows:

Recoverable value added tax	215	167	126
Recoverable fuel duties(2)	—	43	41
Appeal deposits	34	10	10

(1) Includes taxation asset, refer note 31.
(2) Fuel duty claims were written off during 2020.